E2 Business combinations	12 Months Ended
Dec. 31, 2023
Disclosure of detailed information about business combination [abstract]
E2 Business combinations

Business combinations
Acquisitions

Acquisitions 2021–2023
	2023	2022	2021
Consideration
Purchase price paid on acquisition	579	51,297	256
Deferred consideration/Others 1)	–	1,972	–
Total consideration, all cash and cash equivalents	579	53,269	256

Net assets (liabilities) acquired
Intangible assets	306	23,554	–95
Property, plant and equipment	1	186	1
Right-of-use of assets	2	334	–
Cash and cash equivalents	7	521	–
Other assets	83	5,344	21
Provisions, incl. post-employment benefits	–	–1,050	–
Other liabilities	–168	–16,916	–348
Total identifiable net assets (liabilities)	231	11,973	–421
Goodwill	348	41,296	677
Total	579	53,269	256
Acquisition-related costs 2)	36	436	11

1)
Deferred consideration relates to the
pre-combination
portion of employee stock awards that were previously granted to Vonage employees, which will be paid out post acquisition according to the original award vesting schedule.

2)	Acquisition-related costs are included in Selling and administrative expenses in the consolidated income statement.
In 2023, the Company made acquisitions resulting in a negative cash flow effect from business combinations amounting to SEK 1,309 (51,734) million, see also note H3 “Statement of cash flows.”
The cash flow effect differs from the total consideration in the above table due to the acquired cash of SEK 7 million from the Ericom acquisition and the current year pay
-
out of deferred consideration of SEK 737 million relating to the prior year Vonage acquisition.
Ericom:
On April 3, 2023, Cradlepoint, a wholly owned subsidiary of Ericsson, acquired 100% of the shares in Israel based Ericom Software Limited in an all cash transaction. Ericom, with their advanced enterprise cloud security platform, will solidify Cradlepoint’s SASE (secure access service edge) and zero trust offerings for hybrid 5G and wireline environments. Goodwill in this transaction represents future technology and technology synergies and is not expected to be deductible for tax purposes. The fair values of the assets acquired, and liabilities assumed at the acquisition date, as presented in the table under the column “2023,” are final.
Vonage:
On July 21, 2022, the Company acquired, in an all cash transaction, all of the shares in Vonage Holdings Corp
.,
a
US-based
global provider of cloud-based communications. This acquisition provides the Company with an opportunity to access a complementary, substantial and high growth segment. Goodwill in this transaction represents future customers, technology, and synergies and is not expected to be deductible for tax purposes. The intangible assets mainly relate to customer relationships. The fair values of the assets acquired, and liabilities assumed at the acquisition date, were made final in 2022 and are presented in the table under the column “2022.”
In the third quarter of 2023
,
the Company impaired the goodwill related to the Vonage acquisition by SEK 31.9 billion. For more information, see note C1 “Intangible assets.”

Acquisitions 2021–2023
Business	Description	Transaction date
Ericom	An Israel based enterprise cloud security platform provider.	Apr 2023
Vonage	A US based global provider of cloud-based communications.	Jul 2022
Quortus	A UK based mobile core software business with expertise in enterprise 4G/5G technology.	Nov 2021
Axonix	A UK based mobile-first programmatic advertising exchange business.	Mar 2021
Divestments

Divestments 2021–2023
	2023	2022	2021
Proceeds
Cash and cash equivalents	–633	20	273
Shares in associated companies	–	298	–
Total proceeds	–633	318	273

Net assets disposed of
Property, plant and equipment	121	–	26
Right-of-use assets	–	–	7
Investments in associates	–	82	–
Goodwill	–	–	–48
Other assets	–	23	51
Provisions, incl. post-employment benefits	–	–42	–30
Other liabilities	35	–101	36
Total net assets	156	–38	42
Net gains/losses from divestments	–789	356	231
Shares in associated companies	–	–298	–
Cash flow effect	–633	20	273
In 2023, the Company made divestments with a cash flow effect amounting to SEK –633 (20) million, mainly relating to the divestment of the IoT business. Net gains/losses from the divestments are presented in
Other operating income
/ Other operating expenses
in the
income
statement, see also note B4 “Other operating income and expenses.”
For more information, see note H3 “Statement of cash flow.”

Divestments 2021–2023
Business	Description	Transaction date
IoT	IoT accelerator and connected vehicle cloud businesses and related assets.	Mar 2023
Aerialink	A US based company providing premier messaging solutions for business to business communications.	Nov 2022
Data center	A data center business located in the Netherlands.	Nov 2021